LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2022
Borrowing costs Abstract [Abstract]
Disclosure of detailed information about borrowings
The following table outlines the terms and amounts of the Company’s debt:

Description	Currency	Nominal Interest Rate	Year of Maturity	June 30, 2022	December 31, 2021
				(in millions)
2018 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.60%	2023	56	75
2019 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.75%	2024	84	84
2019 USD Dresden Equipment Financing	USD	LIBOR + 1.75%	2024	36	36
2020 USD Equipment Financing	USD	LIBOR + 1.90%	2025	59	59
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 1.75%	2026	13	14
Various	EUR, USD	Various	2024,2026	14	29
Current total				262	297

2019 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.75%	2024	64	106
2019 USD Dresden Equipment Financing	USD	LIBOR + 1.75%	2024	126	144
2020 USD Equipment Financing	USD	LIBOR + 1.90%	2025	123	152
USD Term Loan A	USD	LIBOR + 2.90%	2025	648	647
EUR Term Loan A	EUR	EURIBOR + 2.60%	2025	86	94
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 1.75%	2026	384	423
2021 SGD EDB Loan	SGD	1.40%	2041	448	90
Various	EUR, USD, SGD	Various	2024-2027	29	60
Noncurrent total				1,908	1,716
Total				$2,170	$2,013
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity necessary to fund operations:

(in millions)	June 30, 2022	December 31, 2021

SGD EDB Loan	$552	$1,029
Citibank Revolving Credit Facility	1,010	1,010
Societe Generale Singapore Revolving Credit Facility(1)	—	27
Societe Generale Singapore Factoring	27	75
Other(1)	4	4
Total	$1,593	$2,145

(1) subject to lender approval before draw-down or being usable.